Cover	Nov. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2021
Entity File Number	000-52417
Entity Registrant Name	HQDA ELDERLY LIFE NETWORK CORP.
Entity Central Index Key	0001304730
Entity Tax Identification Number	98-1225287
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	372 Ziwei Road
Entity Address, Address Line Two	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200009
City Area Code	(626) 877-8187
Local Phone Number	877-8187
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	HARTFORD RETIREMENT NETWORK CORP.